Matthews Asian Growth and Income Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 91.2%
	Shares	Value
China/Hong Kong: 36.3%
Tencent Holdings, Ltd.	335,500	$18,655,441
AIA Group, Ltd.	1,775,400	15,504,315
JD.com, Inc. Class A	365,202	7,325,174
HKT Trust & HKT, Ltd.	5,462,000	6,981,213
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	1,587,975	6,535,837
Yum China Holdings, Inc.	142,617	6,420,617
Wuliangye Yibin Co., Ltd. A Shares	277,674	6,361,841
NARI Technology Co., Ltd. A Shares	1,609,290	6,284,130
Midea Group Co., Ltd. A Shares	575,930	6,214,154
NetEase, Inc. ADR	59,137	5,529,901
ENN Natural Gas Co., Ltd. A Shares	1,719,377	5,027,776
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	107,500	4,438,929
Jiangsu Expressway Co., Ltd. H Shares	4,368,000	4,412,613
BOC Hong Kong Holdings, Ltd.	1,385,500	4,389,619
Link REIT	657,840	3,279,504
Total China/Hong Kong		107,361,064

India: 16.0%
HDFC Bank, Ltd.	699,747	14,410,817
Tata Consultancy Services, Ltd.	166,269	8,466,167
Embassy Office Parks REIT	1,289,428	5,999,444
Hindustan Unilever, Ltd.	165,214	5,831,534
Computer Age Management Services, Ltd.	99,698	5,234,593
Crompton Greaves Consumer Electricals, Ltd.	839,300	4,165,050
Nexus Select Trust REIT	1,920,904	3,332,650
Total India		47,440,255

Taiwan: 14.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,051,187	31,697,654
Advantech Co., Ltd.	516,078	5,229,065
Chailease Holding Co., Ltd.	962,870	4,952,481
Total Taiwan		41,879,200

South Korea: 8.0%
Samsung Electronics Co., Ltd.	178,336	8,335,213
Macquarie Korea Infrastructure Fund	747,906	6,717,896
SK Telecom Co., Ltd.	121,007	5,153,115
LEENO Industrial, Inc.	23,367	3,365,481
Total South Korea		23,571,705

Singapore: 4.8%
Singapore Technologies Engineering, Ltd.	1,527,825	5,518,113
United Overseas Bank, Ltd.	179,100	4,470,689
CapitaLand Ascendas REIT	1,845,584	4,086,831
Total Singapore		14,075,633

Thailand: 3.4%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	6,168,700	5,729,645
Digital Telecommunications Infrastructure Fund F Shares	15,093,900	4,479,737
Total Thailand		10,209,382

France: 3.0%
Pernod Ricard SA	30,296	4,583,555

	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	5,562	$4,265,365
Total France		8,848,920

United States: 2.0%
Broadcom, Inc.	35,140	6,061,650
Total United States		6,061,650

Philippines: 1.9%
Bank of the Philippine Islands	2,325,016	5,631,718
Total Philippines		5,631,718

Indonesia: 1.6%
PT Bank Rakyat Indonesia Persero Tbk	14,728,372	4,817,096
Total Indonesia		4,817,096

TOTAL COMMON EQUITIES		269,896,623
(Cost $228,787,619)
CONVERTIBLE CORPORATE BONDS: 7.8%
	Face Amount*	Value
Singapore: 2.0%
Straits Trading Co., Ltd., Cnv.
3.250%, 02/13/28[b]	SGD 8,000,000	6,043,960
Total Singapore		6,043,960

China/Hong Kong: 1.8%
ZTO Express Cayman, Inc., Cnv.
1.500%, 09/01/27	4,940,000	5,258,630
Total China/Hong Kong		5,258,630

South Korea: 1.6%
LG Chem, Ltd., Cnv.
1.250%, 07/18/28[b]	4,700,000	4,591,900
Total South Korea		4,591,900

New Zealand: 1.4%
Xero Investments, Ltd., Cnv.
0.000%, 12/02/25[b]	4,269,000	4,158,511
Total New Zealand		4,158,511

Taiwan: 1.0%
Bizlink Holding, Inc., Cnv.
0.000%, 01/30/28[b]	1,800,000	2,915,100
Total Taiwan		2,915,100

TOTAL CONVERTIBLE CORPORATE BONDS		22,968,101
(Cost $20,422,530)

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Matthews Asian Growth and Income Fund	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
RIGHTS: 0.0%
	Shares	Value
South Korea: 0.0%
Macquarie Korea Infrastructure Fund, Rights, Expires 10/07/24[c]	77,640	$0
Total South Korea		0

TOTAL RIGHTS		0
(Cost $0)

Total Investments: 99.0%		292,864,724
(Cost $249,210,149)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.0%		2,901,737
Net Assets: 100.0%		$295,766,461

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Non-income producing security.
*	All Values in USD unless otherwise specified.

ADR	American Depositary Receipt
Cnv.	Convertible
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	U.S. Dollar
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2    MATTHEWS ASIA FUNDS